Financial Instruments and Risk Management (Market Risk - Interest Rate Profile) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fixed rate instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	$ 387	$ 387
Financial liabilities	(1,508)	(2,017)
Total financial instruments, net	(1,121)	(1,630)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	49	49
Financial liabilities	(791)	(682)
Total financial instruments, net	$ (742)	$ (633)